Subsequent Events (Details) - Board of Directors [Member] - Subsequent Event [Member]	1 Months Ended
	Jul. 17, 2022 ₪ / shares shares	Jul. 17, 2022 $ / shares shares
Subsequent Events (Details) [Line Items]
Grant options exercisable shares	4,750,000	4,750,000
Ordinary shares	3,000,000	3,000,000
Exercise price share (in New Shekels per share) | ₪ / shares	₪ 0.25
Exchange rate price per share (in Dollars per share) | $ / shares		$ 0.07
Vest period	4 years